PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2020	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$483	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	258	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares	942	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,948)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	92 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(616)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2020	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.7%	12
Canada	5.9%	5.2%	10
Australia	6.5%	5.8%	10
Europe	5.1%	4.0%	10
Brazil	7.9%	7.4%	10
Core retail	6.9%	5.4%	10
LP investments and other
LP investments office	9.7%	7.3%	7
LP investments retail	8.6%	7.0%	10
Mixed-use	7.3%	5.2%	10
Logistics[1]	5.8%	n/a	n/a
Multifamily[1]	5.0%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a
Directly held real estate properties[2]	5.4% – 9.0%	6.2%	13
Other investment properties[1]	8.9%	n/a	n/a

1.
Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

2.
We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.

Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Renewable Power	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$41,595	$23,772	$9,729	$14,168	$89,264
Additions	507	667	635	986	2,795
Acquisitions through business combinations	661	—	—	16	677
Dispositions[1]	(43)	(82)	(20)	(105)	(250)
Depreciation and impairment	(656)	(549)	(590)	(863)	(2,658)
Foreign currency translation and other	(2,203)	(976)	(245)	(337)	(3,761)
Total change	(1,734)	(940)	(220)	(303)	(3,197)
Balance, end of period[2]	$39,861	$22,832	$9,509	$13,865	$86,067

1.	Includes amounts reclassified to held for sale.

2.
Our ROU PP&E assets include $2.1 billion (December 31, 2019 – $2.2 billion) in our Infrastructure segment, $807 million (December 31, 2019 – $796 million) in our Real Estate segment, $1.3 billion (December 31, 2019 – $1.1 billion) in our Renewable Power segment and $1.4 billion (December 31, 2019 – $1.3 billion) in Private Equity and other segments, totaling $5.6 billion (December 31, 2019 – $5.4 billion) of ROU assets.